NOTE 3: LONG-LIVED ASSETS	9 Months Ended
Sep. 30, 2012
NOTE 3: LONG-LIVED ASSETS:
NOTE 3: LONG-LIVED ASSETS

3. LONG-LIVED ASSETS

Property, plant & equipment consist of:

	September 30,	December 31,
	2012	2011
Medical equipment	$155,174	$-
Equipment	46,085	38,208
Furniture	100,090	64,330
Leasehold improvements	31,525	-
Vehicles	161,254	124,086
Computers	72,989	33,339
	567,117	259,963
Less accumulated depreciation	153,374	94,225
	$413,743	$165,738

Depreciation of equipment was $18,491 and $3,539 for the three months ended September 30, 2012 and 2011, respectively, and $59,150 and $7,539 for the nine months ended September 30, 2012 and 2011, respectively.

Intangible property:

The Company has recorded loan costs and a medical license as intangible property.  The loan costs are amortized on a straight-line basis over the life of the loan.  The Company assesses fair market value for any impairment to the carrying values.  As of September 30, 2012 and December 31, 2011, management concluded that there was no impairment to the intangible assets.

	September 30,	December 31,
	2012	2011
Medical license – not amortizable	$184,000	$-

Loan costs	261,650	-
Less accumulated amortization	68,610	-
	193,040	-

Net intangible assets	$377,040	$-

Future amortization through December 31,:
2013	$193,040
2014	-
2015	-
2016	-
2017 and thereafter	-
	$193,040

Amortization of the intangible assets was $51,942 and $0 for the three months ended September 30, 2012 and 2011, respectively, and $68,610 and $0 for the nine months ended September 30, 2012 and 2011, respectively.

Management periodically reviews the valuation of long-lived assets for potential impairments. Management has not recognized an impairment of these assets to date, and does not anticipate any negative impact from known current business developments.